COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments and commitments

We lease office facilities, retail locations, and warehouses for our operations under non-cancelable operating leases. Total future minimum lease payments and commitments under non-cancelable agreements at December 29, 2018 were as follows (in thousands):

		Fiscal
	Total	2019	2020	2021	2022	2023	Thereafter
Operating leases	$46,259	$4,670	$5,024	$4,405	$4,486	$4,627	$23,047
Other noncancelable agreements (1)	45,498	15,345	14,298	10,961	2,497	2,397	—
	$91,757	$20,015	$19,322	$15,366	$6,983	$7,024	$23,047